Other capital reserve - Changes in 2016 Stock Option and Incentive Plan, RSUs (Details) - 2016 Plan (RSU) - RSUs ₨ in Thousands	12 Months Ended
	Mar. 31, 2020 INR (₨) EquityInstruments ₨ / shares	Mar. 31, 2019 INR (₨) EquityInstruments ₨ / shares	Mar. 31, 2018 INR (₨) EquityInstruments
Number of shares
Number of RSU's outstanding at the beginning of the year	280,886	547,390
Forfeited during the year		13,124
Expired during the year	751	3,645
Vested during the year	8,355	249,735
Number of RSU's outstanding at the end of the year	271,780	280,886	547,390
Vested/exercisable and not exercised	263,115	263,115
Weighted average remaining contractual life	6 months 4 days	1 year 11 days
Exercise price | ₨ / shares
Share based compensation cost | ₨	₨ 2,826	₨ 159,857	₨ 88,829